Other (Expense) Income, Net - Summary of Details of Other Expense Income Net (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Analysis of income and expense [abstract]
Sales of credit rights	R$ 410,000			R$ 1,039,966
Tax extemporary credits	165,398	R$ 199,027
Gain Loss On Price Cause Indemnity	50,284
Revenue from sale of scrap	45,566	45,952		41,040
Indemnity		726,000
Insurance reimbursement scrap		5,345		22,804
Impairment		(72,448)
Loss on disposal of non-current assets and intangibles	(35,274)	(956)		(32,294)
Depreciation of rights-of-use	(40,545)
Net effect of legal proceedings, recoverable and tax installments	(105,153)	(115,383)		(172,659)
Other	(85,590)	(40,255)		(9,082)
Other (expense) income, net	R$ 404,686	R$ 747,282	[1]	R$ 889,775	[1]

[1]	For details on this restated, see note 24.